INCOME TAXES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
INCOME TAX
Net (loss) income	$ 810,338		$ (8,916,114)
Impact on basic and diluted loss per shares without the preferential tax rate reduction	$ 0.01	$ 0.01
PRC
INCOME TAX
Statutory tax rate (as a percent)	25.00%
PRC | Hexin E Digital | High Technology Enterprises
INCOME TAX
Preferential tax rate (as a percent)	15.00%
U.S.
INCOME TAX
Statutory tax rate (as a percent)	21.00%
U.S. | We Health
INCOME TAX
Statutory tax rate (as a percent)	6.50%
U.S. | Akso Remote Medical Consultation Center Inc. ("Akso Remote Medical")
INCOME TAX
Statutory tax rate (as a percent)	0.00%
U.S. | Akso Online MediTech Co., Ltd.("Akso Online MediTech")
INCOME TAX
Net (loss) income	$ 1,100,000
Statutory tax rate (as a percent)	8.00%
Other U.S.
INCOME TAX
Net (loss) income	$ 0